Law Offices
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
Telephone:  (215) 564-8000
Facsimile:  (215) 564-8120

July 31, 2017

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Subject:	Preliminary Proxy Solicitation Materials

Dear Sir or Madam:
Submitted herewith for filing on behalf of the registrants listed on Exhibit A (together, the "Registrants") pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Schedule 14(a) Information cover page, a Notice of Special Joint Meeting of Shareholders, a preliminary proxy statement and form of proxy card to be used in connection with a special joint meeting of shareholders of each series of each Registrant1 (together, the "Funds"). The meeting of shareholders is scheduled to be held on October 30, 2017.  Definitive proxy solicitation materials are expected to be transmitted to shareholders beginning on or about August 30, 2017.

As described in the proxy statement, among the items to be considered at the shareholder meeting are:

•	the election of trustees;
•	for substantially all Funds, approval of the use of a "manager of managers' structure whereby a Fund's investment manager would be able to hire and replace subadvisers without shareholder approval;
•	for all Funds, approval of an amended fundamental investment restriction regarding investments in commodities;
•	for three Funds of three Registrants, approval of an amended fundamental investment restriction regarding lending;
•	standardization or elimination of certain fundamental investment restrictions for the Franklin Small-Mid Cap Growth Fund, a series of Franklin Strategic Series; and
•	consideration of two shareholder proposals regarding investments in companies that contribute to genocide or crimes against humanity for various Funds of certain Registrants.

1  Other than Emerging Markets Series of Templeton Institutional Funds and Templeton Frontier Markets Fund of Templeton Global Investment Trust, which are filing separate proxy solicitation materials.

Please direct any questions or comments regarding this filing to the undersigned at (215) 564-8037 or, in my absence, to Mark A. Sheehan at (215) 564-8027 or Cory O. Hippler at (215) 564-8089.

Sincerely yours,

/s/ Kristin H. Ives
Kristin H. Ives, Esq.
Stradley, Ronon, Stevens & Young, LLP

cc:	Steven J. Gray, Esq.
Lori A. Weber, Esq.
Bruce G. Leto, Esq.

EXHIBIT A

REGISTRANT	FILE NUMBER
Franklin California Tax-Free Income Fund	811-02790
Franklin California Tax-Free Trust	811-04356
Franklin Custodian Funds	811-00537
Franklin Federal Tax-Free Income Fund	811-03395
Franklin Fund Allocator Series	811-07851
Franklin Global Trust	811-10157
Franklin Gold and Precious Metals Fund	811-01700
Franklin High Income Trust	811-01608
Franklin Investors Securities Trust	811-04986
Franklin Municipal Securities Trust	811-06481
Franklin New York Tax-Free Income Fund	811-03479
Franklin New York Tax-Free Trust	811-04787
Franklin Real Estate Securities Trust	811-08034
Franklin Strategic Mortgage Portfolio	811-07288
Franklin Strategic Series	811-06243
Franklin Tax-Free Trust	811-04149
Franklin Templeton Global Trust	811-04450
Franklin Templeton International Trust	811-06336
Franklin Templeton Money Fund Trust	811-08962
Franklin U.S. Government Money Fund	811-02605
Institutional Fiduciary Trust	811-04267
The Money Market Portfolios	811-07038
Templeton China World Fund	811-07876
Templeton Funds	811-02781
Templeton Global Investment Trust	811-08226
Templeton Global Opportunities Trust	811-05914
Templeton Global Smaller Companies Fund	811-03143
Templeton Income Trust	811-04706
Templeton Institutional Funds	811-06135